Intangible assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets

24.	Intangible assets
24.1.	By class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at January 1, 2025	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Addition	28	283	−	311
Capitalized borrowing costs	−	12	−	12
Write-offs	(19)	(1)	−	(20)
Transfers	7	3	(1)	9
Amortization	(4)	(150)	−	(154)
Impairment recognition (note 25)	(164)	−	−	(164)
Translation adjustment	205	66	3	274
Balance at December 31, 2025	1,750	751	22	2,523
Cost	1,984	2,134	22	4,140
Accumulated amortization and impairment	(234)	(1,383)	−	(1,617)
Estimated useful life in years	Indefinite (2)	5	Indefinite

Balance at January 1, 2024	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Addition	24	201	−	225
Capitalized borrowing costs	−	12	−	12
Write-offs	(18)	(2)	−	(20)
Transfers	−	7	−	7
Amortization	(4)	(130)	−	(134)
Impairment recognition (note 25)	(224)	−	−	(224)
Translation adjustment	(506)	(142)	(5)	(653)
Balance at December 31, 2024	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Estimated useful life in years	Indefinite (2)	5	Indefinite
(1) Comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

5th Permanent Concession Offering Cycle

On June 17, 2025, Petrobras acquired the rights for exploration and production of oil and natural gas in 10 blocks in the Foz do Amazonas basin and 3 blocks in the Pelotas basin, during the 5th Permanent Concession Offering Cycle conducted by ANP, with a signature bonus payment of US$ 25 in 2025. For more information about the contracts signed through partnerships, see note 27.

24.2.	Exploration rights returned to the ANP

In 2025, the return of 2 exploration blocks was approved: ES-M-596 (in the Espírito Santo basin) and C-M-753 (in the Campos basin), triggering a US$ 37 write-off relating to these assets. In 2024, the return of 5 exploratory blocks was approved, resulting in the write-off of the respective assets. These blocks are: ES-M-598 and ES-M-673 (in the Espírito Santo basin); PAR-T-175 (in the Paraná basin), totaling US$ 19; as well as blocks C-M-657 and C-M-709, located in the Campos Basin, as stated in note 25.

For more information see note 26 regarding exploration and evaluation of oil and gas reserves.

Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus is reclassified to property, plant and equipment at their full value. While they are registered in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the technical and commercial feasibility of the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

If exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.